SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Project assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Project assets
Solar power systems reclassified to project assets-current	$ 1.0	$ 1,202.1
Solar power systems reclassified to project assets-non-current	$ 3.8	$ 160.0
Buildings
Property, plant and equipment
Estimated useful lives	20 years
Machinery | Minimum
Property, plant and equipment
Estimated useful lives	5 years
Machinery | Maximum
Property, plant and equipment
Estimated useful lives	10 years
Furniture, fixtures and equipment
Property, plant and equipment
Estimated useful lives	5 years
Motor vehicles
Property, plant and equipment
Estimated useful lives	5 years
Solar power systems | Minimum
Property, plant and equipment
Estimated useful lives	20 years
Solar power systems | Maximum
Property, plant and equipment
Estimated useful lives	25 years